[logo - American Funds(R)]

The right choice for the long termSM

NEW PERSPECTIVE FUND

[cover illustration: close-up of United States on a globe with other globes in the background]

Semi-annual report for the six months ended March 31, 2003

New Perspective Fund(R) seeks long-term growth of capital through investments all over the world, including the United States. It focuses on opportunities generated by changing global trade patterns and economic and political relationships.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2003:

                                        1 YEAR       5 YEARS         10 YEARS
CLASS A SHARES
reflecting 5.75% maximum sales charge   -28.88%      -0.75%           +8.52%

Results for other share classes can be found on page 28. Please see the back cover for important information about other share classes. For the most current investment results, please refer to americanfunds.com.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. Investing outside the United States is subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund's prospectus.

FELLOW SHAREHOLDERS:

The six months ended March 31 provided a study in contrasts for stock investors. Global equity prices initially rallied from October lows, but gave back gains in the new year.

New Perspective Fund posted a small positive return of 1.3% for the six months; that return includes reinvestment of the dividend of 16.7 cents a share paid in December. In comparison, the unmanaged MSCI World Index, which measures major stock markets in 23 countries including the U.S., gained 2.4% over the same six months; the 335 global funds tracked by Lipper averaged a return of -0.4%.

Results for the full year -- which encompassed severe declines in July and September -- were sobering. New Perspective Fund was down 24.5% for the 12 months ended March 31, in line with the 23.8% decline in the World Index and the 25.0% decline in the Lipper global funds average.

While these losses were discouraging, we would point out the fund's resilience over the latest full market cycle. For the past five years, a period that roughly traces the most recent bull and bear phases, the World Index and Lipper average saw cumulative declines of 24.0% and 20.8%, respectively. Over that same time frame, New Perspective Fund turned in a gain of 2.2%.

RESULTS AT A GLANCE (as of March 31, 2003, with all distributions reinvested)

                                    Total returns             Average annual compound returns
                                six months     1 year    5 years         10 years          Lifetime
                                                                                            (since
                                                                                        March 13,1973)
New Perspective Fund               +1.3%       -24.5%     +0.4%            +9.2%            +12.6%
MSCI indexes:/1/
     World Index                   +2.4        -23.8      -5.3             +5.3              +9.2
     USA Index                     +5.4        -25.2      -4.2             +8.6             +10.3
Lipper global funds average/2/     -0.4        -25.0      -4.6             +5.3             +11.7

/1/The indexes are unmanaged and do not include expenses.
/2/Source: Lipper averages do not reflect the effects of sales charges.

WAR WORRIES CUT RALLY SHORT

Global stock markets staged a turnaround in early October 2002, on the heels of a volatile summer. In response to positive economic data, investors bid up equity prices, with the greatest benefits going to such beaten-down sectors as telecommunications and technology. The optimism faded, however, as rising oil prices and the impending war with Iraq dampened prospects for a quick recovery. Markets generally retreated through the first three months of 2003, most markedly in Japan and northern Europe.

U.S. stock prices closed the period on a positive note, rising 5.4% for the full six months./1/ In Canada, strong returns were boosted by a steadily weakening U.S. dollar; equity prices gained 5.5% in Canadian dollars, and 13.8% in U.S. dollars. Elsewhere, the weaker dollar mitigated declines in the United Kingdom (-0.7%), Germany (-2.8%) and the Netherlands (-4.4%), and ultimately translated into gains for Australia (+10.9%) and France (+1.4%). (The strong euro had a less salutary effect on European exporters, however, which saw profits squeezed as their goods became less competitively priced.)

/1/Unless otherwise indicated, country returns are based on MSCI indexes, are measured in U.S. dollars and assume reinvestment of dividends.

[Begin Sidebar]
WHERE THE FUND'S ASSETS WERE INVESTED
(percent invested by country)

                                3/31/2003        9/30/2002

THE AMERICAS                      46.5%            49.6%
     United States                39.5             42.6
     Canada                        4.7              5.3
     Brazil                        1.8              1.0
     Mexico                         .5               .7

EUROPE                            31.1%            29.5%
     United Kingdom                9.9              8.5
     Netherlands                   5.1              5.3
     France                        4.0              3.9
     Germany                       3.9              3.7
     Switzerland                   2.8              2.8
     Italy                         1.2              1.4
     Norway                        1.0              1.0
     Spain                         1.0               --
     Finland                        .5              1.6
     Belgium                        .4               .5
     Denmark                        .4               .3
     Portugal                       .4               --
     Ireland                        .3               .2
     Russia                         .1               .2
     Sweden                         .1               .1

ASIA/PACIFIC RIM                  12.2%            12.0%
     Japan                         6.9              7.1
     Australia                     2.1              2.0
     Taiwan                        1.5              1.6
     South Korea                   1.2              1.3
     Singapore                      .5               --

OTHER                               .8%              .8%

CASH & equivalents                 9.4%             8.1%
                                 100.0%           100.0%
[End Sidebar]

Currency valuations were less of an issue in Japan (-13.0%), where stock prices continued to be badly hobbled by the country's entrenched financial problems; in March stock prices reached a 17-year low. Elsewhere in Asia, the outbreak of severe acute respiratory syndrome (SARS) at the end of the reporting period dealt an unexpected blow to stocks in Hong Kong (-4.1%), while the South Korean market declined 14.4% due in part to tensions with its northern neighbor.

A LOOK AT THE PORTFOLIO

Even in this environment, many of the fund's investments did well. Among larger positions, Vodafone and Petrobras each gained more than 35% in price. AstraZeneca, the fund's second largest holding, benefited from a general recovery in pharmaceutical stocks, as did Shionogi, Chugai and Forest Labs. Other notable gainers included Bank of Nova Scotia and Deutsche Telekom, our biggest banking and telecommunications holdings, respectively. In all, of 203 companies held in the portfolio for the entire six months, more than half rose in price.

There were some disappointments. European financial firms generally fared poorly; companies such as AEGON, Allianz and ING saw their losses exacerbated by high exposures to their local stock and credit markets. New Perspective's largest position, AOL Time Warner, fell 7%, while Altria (formerly Philip Morris) declined 23% on renewed litigation worries. Coca-Cola became a casualty of anti-American sentiment in the early phases of the Iraq conflict; its stock price fell 16% during the six months. Finally, while we have been able to sidestep the negative effects of many of the recent corporate scandals, the fund was not entirely immune: Ahold, a Dutch supermarket retailer, was badly punished in February on revelations of accounting irregularities in one of its subsidiaries. The fund had held a fair-sized exposure to Ahold at the start of the reporting period.

LOOKING AHEAD

Valuations have become increasingly attractive in a number of markets and we have added selectively to holdings in a range of industries. We have been particularly interested in a number of European telecommunications firms, many of which are improving their balance sheets and generating strong cash flow. In addition to Deutsche Telekom and Vodafone mentioned earlier, the fund holds substantial investments in Telefonica, KPN, Swisscom and the U.K. wireless operator, mm02.

At the same time, we have lightened several larger positions in order to seek better values elsewhere. These included a few investments in Australian and Canadian banks, which we sold into strength, as well as a number of energy, media and pharmaceutical holdings.

It is impossible to predict when markets will take a definitive turn for the better. However, conditions do appear better than a year ago. Solid companies have been getting their houses in order -- reducing debt, streamlining operations and renewing attention to corporate governance. These efforts have begun to be reflected in their earnings outlooks, although the uncertainty could linger for some time.

Over the years, and through numerous market cycles, New Perspective Fund has helped shareholders meet their long-term financial goals. As the fund marks its 30th anniversary, we will make every effort to continue to do so.

Cordially,

/s/ Walter P. Stern
Walter P. Stern
Chairman of the Board

/s/ Gina H. Despres
Gina H. Despres
President

May 9, 2003



INVESTMENT PORTFOLIO
March 31, 2003                                    unaudited

[begin pie chart]
INDUSTRY DIVERSIFICATION

Pharmaceuticals                                    8.26%
Media                                              7.76
Metals & mining                                    6.59
Oil & gas                                          5.34
Food products                                      5.06
Other industries                                  57.61
Cash & equivalents                                 9.38
[end pie chart]

                                                percent of
LARGEST EQUITY HOLDINGS                         net assets

AOL Time Warner                                    2.87%
AstraZeneca                                        2.55
Altria Group                                       2.08
Vodafone                                           2.03
Nestle                                             1.59
Tyco International                                 1.42
Newmont Mining                                     1.31
Coca-Cola                                          1.20
Viacom                                             1.17
Barrick Gold                                       1.15

                                                                                            Shares       Market
                                                                                                          value
Equity securities                                                                                         (000)

PHARMACEUTICALS  -  8.26%
AstraZeneca PLC (Sweden)                                                                14,641,994  $   499,933
AstraZeneca PLC (United Kingdom)                                                           725,000       24,702
AstraZeneca PLC (ADR)                                                                      555,000       19,042
Pfizer Inc (USA)                                                                         6,970,000      217,185
Shionogi & Co., Ltd. (Japan)                                                            13,448,000      182,797
Merck & Co., Inc. (USA)                                                                  1,720,000       94,222
Sanofi-Synthelabo (France)                                                               1,740,000       87,404
UCB NV (Belgium)                                                                         3,577,039       77,430
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                                       1,800,000       74,970
Forest Laboratories, Inc. (USA)(1)                                                       1,240,000       66,923
Johnson & Johnson (USA)                                                                  1,100,000       63,657
Bristol-Myers Squibb Co. (USA)                                                           3,000,000       63,390
Pharmacia Corp. (USA)                                                                    1,350,000       58,455
H. Lundbeck A/S (Denmark)                                                                3,046,175       56,568
Chugai Pharmaceutical Co., Ltd. (Japan)                                                  4,707,100       47,768
Aventis (France)                                                                         1,070,000       46,894
Eli Lilly and Co. (USA)                                                                    500,000       28,575
Schering-Plough Corp. (USA)                                                              1,500,000       26,745
Elan Corp., PLC (ADR) (Ireland)(1)                                                       9,042,200       25,228


MEDIA  -  7.76%
AOL Time Warner Inc. (USA)(1)                                                           56,320,000      611,635
Viacom Inc., Class B, nonvoting (USA)(1)                                                 6,840,000      249,797
News Corp. Ltd. (ADR) (Australia)                                                        5,401,600      139,901
News Corp. Ltd., preferred (ADR)                                                         1,849,600       39,563
News Corp. Ltd., preferred                                                               6,824,583       37,105
News Corp. Ltd.                                                                          3,972,900       25,848
Vivendi Universal (France)                                                              12,145,000      161,151
Vivendi Universal (ADR)                                                                    452,000        6,057
Comcast Corp., Class A (USA)(1)                                                          4,399,600      125,785
Grupo Televisa, SA, ordinary participation certificates (ADR) (Mexico)(1)                2,516,400       63,287
TMP Worldwide Inc. (USA)(1)                                                              3,800,000       40,774
Dow Jones & Co., Inc. (USA)                                                              1,000,000       35,440
Independent News & Media PLC (Ireland)                                                  22,953,850       33,758
Interpublic Group of Companies, Inc. (USA)                                               3,460,000       32,178
Clear Channel Communications, Inc. (USA)(1)                                                850,000       28,832
Lagardere Groupe SCA (France)                                                              700,000       23,945


METALS & MINING  -  6.59%
Newmont Mining Corp. (USA)                                                              10,650,000      278,497
Barrick Gold Corp. (Canada)                                                             15,750,000      245,070
Anglo American PLC (United Kingdom)                                                     10,500,000      151,008
Cia. Vale do Rio Doce, ordinary nominative (ADR) (Brazil)                                4,140,000      111,573
Cia. Vale do Rio Doce, preferred nominative, Class A                                       522,800       13,741
Placer Dome Inc. (Canada)                                                               12,250,000      120,050
Alcoa Inc. (USA)                                                                         5,200,000      100,776
Phelps Dodge Corp. (USA)(1)                                                              2,671,000       86,754
POSCO (South Korea)                                                                        865,000       68,162
Gold Fields Ltd. (South Africa)                                                          4,500,000       48,053
BHP Billiton Ltd. (Australia)                                                            8,000,000       44,848
Anglogold Ltd. (South Africa)                                                            1,330,600       39,926
BHP Billiton PLC (United Kingdom)                                                        7,846,075       39,288
Alumina Ltd. (formerly WMC Ltd.) (Australia)                                            12,449,200       30,759
WMC Resources Ltd. (Australia)(1)                                                       12,449,200       27,525


OIL & GAS  -  5.34%
ENI SpA (Italy)                                                                         15,900,000      211,651
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR) (Brazil)                   5,956,900       90,247
Petroleo Brasileiro SA - Petrobras, preferred nominative (ADR)                           5,127,000       70,548
Norsk Hydro AS (Norway)                                                                  4,064,000      152,897
ChevronTexaco Corp. (USA)                                                                2,325,000      150,311
"Shell" Transport and Trading Company, PLC (United Kingdom)                             11,000,000       66,462
Royal Dutch Petroleum Co. (New York registered) (Netherlands)                            1,255,000       51,141
Imperial Oil Ltd. (Canada)                                                               3,024,480       97,267
Apache Corp. (USA)                                                                       1,412,600       87,214
TOTAL FINA ELF SA, Class B (ADR) (France)                                                  850,000       53,780
Unocal Corp. (USA)                                                                       1,500,000       39,465
LUKoil Holding (ADR) (Russia)                                                              630,000       34,587
ConocoPhillips (USA)                                                                       600,000       32,160


FOOD PRODUCTS  -  5.06%
Nestle SA (Switzerland)                                                                  1,720,000      339,883
Groupe Danone (France)                                                                   1,570,000      197,888
Unilever NV (Netherlands)                                                                2,640,000      156,887
Unilever NV (New York registered)                                                          680,000       40,419
Unilever PLC (United Kingdom)                                                           20,673,745      191,366
Archer Daniels Midland Co. (USA)                                                         6,000,000       64,800
Kraft Foods Inc., Class A (USA)                                                          1,708,400       48,177
Sara Lee Corp. (USA)                                                                     2,065,300       38,621


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  4.98%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(1)                                174,915,734      213,533
Samsung Electronics Co., Ltd. (South Korea)                                                679,000      154,269
Applied Materials, Inc. (USA)(1)                                                         9,120,000      114,730
Texas Instruments Inc. (USA)                                                             6,700,000      109,679
Altera Corp. (USA)(1)                                                                    6,070,900       82,200
Linear Technology Corp. (USA)                                                            2,450,000       75,632
Xilinx, Inc. (USA)(1)                                                                    3,100,000       72,571
Agere Systems Inc., Class B (USA)(1)                                                    25,500,000       38,250
Agere Systems Inc., Class A(1)                                                          16,875,000       27,000
Tokyo Electron Ltd. (Japan)                                                              1,364,100       53,571
Rohm Co., Ltd. (Japan)                                                                     400,000       43,504
ASML Holding NV (New York registered)(Netherlands)(1)                                    3,575,000       23,488
ASML Holding NV(1)                                                                       2,700,000       17,501
KLA-Tencor Corp. (USA)(1)                                                                  600,000       21,565
Advanced Micro Devices, Inc. (USA)(1)                                                    1,400,000        8,652
AIXTRON AG (Germany)                                                                     1,890,136        4,901


DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.65%
Deutsche Telekom AG (Germany)                                                           20,462,300      225,368
Telefonica, SA (Spain)(1)                                                               22,284,246      208,049
Telefonica, SA(1) (2)                                                                      376,292        3,513
Royal KPN NV (Netherlands)(1)                                                           30,145,300      193,101
Swisscom AG (Switzerland)                                                                  370,000      113,567
Portugal Telecom, SA (Portugal)                                                         13,600,000       94,081
SBC Communications Inc. (USA)                                                            3,750,000       75,225
AT&T Corp. (USA)                                                                         3,920,000       63,504
Telecom Italia SpA, nonvoting savings shares (Italy)                                     3,492,100       14,647
NTL Inc., Series A, warrants, expire 2011 (USA)(1)                                          39,037           12
NTL Europe, Inc. (formerly NTL Inc.) (France)(1)                                            33,462            2


BANKS  -  3.95%
Bank of Nova Scotia (Canada)                                                             5,869,000      207,621
Royal Bank of Canada (Canada)                                                            4,647,000      180,989
HSBC Holdings PLC (United Kingdom)                                                      13,960,342      143,116
Societe Generale (France)                                                                1,996,400      102,915
Bank of America Corp. (USA)                                                              1,537,900      102,793
Westpac Banking Corp. (Australia)                                                        4,087,539       37,237
Sumitomo Mitsui Financial Group, Inc. 2.25% convertible preferred 2005               5,484,000,000       33,187
(formerly Sumitomo Mitsui Banking Corp.) (Japan)
Toronto-Dominion Bank (Canada)                                                           1,223,700       27,025
ABN AMRO Holding NV (Netherlands)                                                          575,000        8,394


WIRELESS TELECOMMUNICATION SERVICES  -  3.42%
Vodafone Group PLC (United Kingdom)                                                    242,221,227      432,352
mm02 PLC (United Kingdom)(1)                                                           210,500,000      148,796
KDDI Corp. (Japan)                                                                          29,896       88,562
NTT DoCoMo, Inc. (Japan)                                                                    22,000       41,151
America Movil SA de CV, Series L (ADR) (Mexico)                                          1,349,300       18,040


BEVERAGES  -  3.30%
Coca-Cola Co. (USA)                                                                      6,300,000      255,024
Coca-Cola Enterprises Inc. (USA)                                                         4,750,000       88,778
Cia. de Bebidas das Americas - AmBev, preferred nominative (ADR) (Brazil)                5,250,000       87,150
Heineken NV (Netherlands)                                                                2,290,000       84,796
PepsiCo, Inc. (USA)                                                                      1,942,300       77,692
Orkla AS (Norway)                                                                        4,350,000       64,507
Anheuser-Busch Companies, Inc. (USA)                                                       980,000       45,678


INSURANCE  -  3.25%
American International Group, Inc. (USA)                                                 4,897,569      242,185
AEGON NV (Netherlands)                                                                  16,034,785      120,182
Allianz AG (Germany)                                                                     1,620,000       81,359
Munchener Ruckversicherungs-Gesellschaft AG (Germany)                                    1,401,000       81,196
QBE Insurance Group Ltd. (Australia)                                                    11,774,000       59,675
Berkshire Hathaway Inc., Class A (USA)(1)                                                      860       54,868
Manulife Financial Corp. (Canada)                                                        1,400,000       33,542
Sompo Japan Insurance Inc. (Japan)                                                       4,297,000       20,148


INDUSTRIAL CONGLOMERATES  -  3.06%
Tyco International Ltd. (USA)                                                           23,600,000      303,496
General Electric Co. (USA)                                                               8,250,000      210,375
Siemens AG (Germany)                                                                     3,365,000      137,835

PAPER & FOREST PRODUCTS  -  2.40%
International Paper Co. (USA)                                                            5,900,000      199,420
Georgia-Pacific Corp., Georgia-Pacific Group (USA)                                       6,100,000       84,790
Stora Enso Oyj, Class R  (Finland)                                                       8,000,000       73,643
Weyerhaeuser Co. (USA)                                                                   1,300,000       62,179
Abitibi-Consolidated Inc. (Canada)                                                       5,261,755       36,762
UPM-Kymmene Corp. (Finland)                                                              2,306,000       29,769
Rayonier Inc. (USA)                                                                        550,000       24,233


TOBACCO  -  2.21%
Altria Group, Inc. (formerly Philip Morris Companies Inc.) (USA)                        14,783,400      442,911
Gallaher Group PLC (United Kingdom)                                                      2,905,100       27,992


HOTELS, RESTAURANTS & LEISURE  -  2.20%
Starbucks Corp. (USA)(1)                                                                 9,440,000      243,174
Carnival Corp. (USA)                                                                     6,348,900      153,072
MGM Mirage, Inc.  (USA)(1)                                                               1,247,100       36,478
McDonald's Corp. (USA)                                                                   2,500,000       36,150


CHEMICALS  -  2.18%
Dow Chemical Co. (USA)                                                                   4,995,400      137,923
Nitto Denko Corp. (Japan)                                                                4,770,000      127,981
Methanex Corp. (Canada)                                                                  6,000,000       55,784
L'Air Liquide (France)                                                                     400,000       52,945
Valspar Corp. (USA)                                                                      1,112,200       45,522
Rohm and Haas Co. (USA)                                                                  1,500,000       44,670


AUTOMOBILES  -  2.18%
Honda Motor Co., Ltd. (Japan)                                                            6,525,000      218,144
Suzuki Motor Corp. (Japan)                                                               9,052,000      104,349
Renault SA (France)                                                                      2,099,000       69,331
General Motors Corp. (USA)                                                                 900,000       30,258
DaimlerChrysler AG (Germany)                                                             1,000,000       29,305
Hyundai Motor Co. (South Korea)                                                            650,000       12,480


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.60%
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                           31,619,440      100,835
Murata Manufacturing Co., Ltd. (Japan)                                                   1,625,000       63,267
Flextronics International Ltd. (Singapore)(1)                                            6,000,000       52,320
Hoya Corp. (Japan)                                                                         800,000       48,413
Samsung Electro-Mechanics Co., Ltd. (South Korea)                                        1,116,780       29,483
Hitachi, Ltd. (Japan)                                                                    7,500,000       26,217
Agilent Technologies, Inc. (USA)(1)                                                      1,500,000       19,725


DIVERSIFIED FINANCIALS  -  1.45%
ING Groep NV (Netherlands)                                                              13,746,170      158,586
ING Groep NV, Class B, warrants, expire 2008(1)                                          1,265,000        3,652
J.P. Morgan Chase & Co. (USA)                                                            5,160,000      122,344
Citigroup Inc. (USA)                                                                       706,667       24,345


COMPUTERS & PERIPHERALS  -  1.37%
International Business Machines Corp. (USA)                                              1,720,000      134,900
Sun Microsystems, Inc. (USA)(1)                                                         30,000,000       97,800
Hewlett-Packard Co. (USA)                                                                2,300,000       35,765
Dell Computer Corp. (USA)(1)                                                               500,000       13,655
NEC Corp. (Japan)                                                                        3,000,000        9,928


OFFICE ELECTRONICS  -  1.36%
Xerox Corp. (USA)(1)                                                                    20,000,000      174,000
Canon, Inc. (Japan)                                                                      3,330,000      116,684


SOFTWARE  -  1.34%
Microsoft Corp. (USA)                                                                    6,100,000      147,681
Cadence Design Systems, Inc. (USA)(1)                                                    8,673,600       86,736
SAP AG (Germany)                                                                           511,500       38,449
Oracle Corp. (USA)(1)                                                                    1,100,000       11,934


ELECTRIC UTILITIES  -  1.30%
Scottish Power PLC (United Kingdom)                                                     23,757,902      141,105
E.ON AG (Germany)                                                                        3,300,000      135,892


ENERGY EQUIPMENT & SERVICES  -  0.98%
Baker Hughes Inc. (USA)                                                                  5,100,000      152,643
Schlumberger Ltd. (USA)                                                                  1,460,000       55,495


COMMUNICATIONS EQUIPMENT  -  0.84%
Cisco Systems, Inc. (USA)(1)                                                            11,950,000      155,111
Motorola, Inc. (USA)                                                                     3,000,000       24,780


PERSONAL PRODUCTS  -  0.80%
Avon Products, Inc. (USA)                                                                1,450,000       82,723
Shiseido Co., Ltd. (Japan)                                                               7,123,000       70,054
Gillette Co. (USA)                                                                         600,000       18,564


HOUSEHOLD DURABLES  -  0.76%
Koninklijke Philips Electronics NV (Netherlands)                                         8,140,000      127,606
Sony Corp. (Japan)                                                                         964,800       34,297


MACHINERY  -  0.59%
Deere & Co. (USA)                                                                        1,300,000       51,038
Parker Hannifin Corp. (USA)                                                              1,000,000       38,740
Caterpillar Inc. (USA)                                                                     720,000       35,424


SPECIALTY RETAIL  -  0.47%
Kingfisher PLC (United Kingdom)                                                         27,305,338       99,202


ELECTRICAL EQUIPMENT  -  0.45%
ABB Ltd (Switzerland)(1)                                                                40,150,766       94,022
ABB Ltd. (1)                                                                               770,405        1,811


OTHER  -  4.92%
eBay Inc. (USA)(1)                                                                       1,138,900       97,137
Koninklijke Ahold NV (Netherlands)                                                      28,725,200       95,444
Smurfit-Stone Container Corp. (USA)(1)                                                   6,700,000       89,505
National Grid Transco PLC (formerly National Grid Group PLC) (United Kingdom)           14,535,100       88,969
Wal-Mart Stores, Inc. (USA)                                                              1,350,000       70,241
Cendant Corp. (USA)(1)                                                                   5,200,000       66,040
United Parcel Service, Inc., Class B (USA)                                               1,094,700       62,398
Medtronic, Inc. (USA)                                                                    1,260,000       56,851
Asahi Glass Co., Ltd. (Japan)                                                            9,592,000       51,634
Bouygues SA (France)                                                                     2,350,000       47,208
Luxottica Group SpA (ADR) (Italy)                                                        3,741,000       40,328
Kao Corp. (Japan)                                                                        1,890,000       38,312
Raytheon Co. (USA)                                                                       1,300,000       36,881
Yahoo! Inc. (USA)(1)                                                                     1,500,000       36,030
Wal-Mart de Mexico, SA de CV, Series V (Mexico)                                         10,995,004       26,746
Wal-Mart de Mexico, SA de CV, Series C                                                   3,819,325        8,288
Cie. Financiere Richemont AG, units, Class A (Switzerland)                               2,151,017       29,317
BAE SYSTEMS PLC (United Kingdom)                                                        14,008,732       24,784
VeriSign, Inc. (USA)(1)                                                                  2,760,300       24,125
Securitas AB, Class B (Sweden)                                                           1,700,000       16,068
Holcim Ltd. (Switzerland)                                                                   95,000       15,667
Ushio Inc. (Japan)                                                                       1,092,000       10,435
Mirant Corp. (USA)(1)                                                                    6,000,000        9,600
Chubb PLC (United Kingdom)                                                               4,474,856        4,135
TI Automotive Ltd., Class A (United Kingdom)(1) (2)                                      4,578,091            0


Miscellaneous  -  1.60%
Other equity securities in initial period of acquisition                                                352,268


Total equity securities (cost: $21,508,212,000)                                                      19,324,426


                                                                                          Principal       Market
                                                                                             amount        value
Fixed-income securities                                                                       (000)        (000)

METALS & MINING  -  0.00%
Cia. Vale do Rio Doce 0% (undated) (2)                                                        $ 38           $0


Total fixed income securities (cost: $0)                                                                      0

                                                                                          Principal       Market
                                                                                             amount        value
Short-term securities                                                                         (000)        (000)

Corporate short-term notes  -  4.18%
Canadian Imperial Holdings Inc. 1.26%-1.305% due 4/2-5/5/2003                             $ 51,000     $ 50,966
Asset Securitization Cooperative Corp. 1.26% due 4/9/2003 (3)                               30,000       29,991
Societe Generale North America Inc. 1.25%-1.285% due 4/14-5/2/2003                          79,500       79,427
CBA (Delaware) Finance Inc. 1.28%-1.30% due 4/7-4/9/2003                                    75,000       74,979
Bank of Ireland 1.25%-1.26%  due 5/7-5/15/2003 (3)                                          57,600       57,517
Dexia Delaware LLC 1.23%-1.26% due 4/17-5/1/2003                                            55,500       55,453
HBOS Treasury Services PLC 1.26%-1.27% due 5/7-5/8/2003                                     55,000       54,928
Exxon Asset Management Co. 1.20%-1.22% due 4/16-4/23/2003 (3)                               42,000       41,971
Svenska Handelsbanken 1.26% due 4/30/2003                                                   25,000       24,974
Stadshypotek AB 1.20% due 5/13/2003 (3)                                                     15,000       14,978
American Honda Finance Corp. 1.28% due 4/7/2003                                             38,710       38,700
Royal Bank of Scotland PLC 1.25% due 4/4/2003                                               38,000       37,995
Private Export Funding Corp. 1.21% due 5/15-5/28/2003 (3)                                   35,000       34,938
KFW International Finance Inc. 1.22% due 5/5/2003 (3)                                       23,850       23,822
KFW International Finance Inc. 1.25% due 4/22/2003                                           6,150        6,145
Alcon Capital Corp. 1.26% due 4/11/2003 (3)                                                 25,000       24,990
Nestle Capital Corp. 1.24% due 4/2/2003 (3)                                                  2,500         2500
ANZ (Delaware) Inc. 1.29% due 4/7/2003                                                      27,000       26,993
ChevronTexaco Corp. 1.25% due 4/8/2003                                                      27,000       26,992
BMW U.S. Capital Corp. 1.27% due 4/4/2003                                                   26,300       26,296
Bank of Nova Scotia 1.25% due 4/16/2003                                                     25,000       24,986
Bank of America Corp. 1.22% due 4/22/2003                                                   25,000       24,981
Abbey National North America LLC 1.255% due 5/12/2003                                       25,000       24,963
BNP Paribas Finance Inc. 1.25% due 5/27/2003                                                25,000       24,951
HSBC USA Inc. 1.25% due 4/24/2003                                                           21,000       20,983
GE Capital International Funding Inc. 1.27% due 4/22/2003                                   14,600       14,589
ABN AMRO North America Finance Inc. 1.28% due 4/7/2003                                      13,500       13,497
Diageo Capital PLC 1.25% due 4/15/2003 (3)                                                   8,000        7,996


Federal agency discount notes  -  4.16%
Federal Home Loan Bank 1.13%-1.25% due 4/9-6/27/2003                                       390,627      390,044
Freddie Mac 1.14%-1.25% due 4/3-6/20/2003                                                  321,700      321,284
Fannie Mae 1.165%-1.28% due 4/1-6/18/2003                                                  176,400      176,115


U.S. Treasuries  -  0.27%
U.S. Treasury Bills 1.16%-1.17% due 4/24-6/26/2003                                          56,600       56,510


Certificates of deposit  -  0.10%
Svenska Handelsbanken 1.305% due 4/10/2003                                                  21,000       21,000


Total short-term securities (cost: $1,856,430,000)                                                    1,856,454

Total investment securities (cost: $23,364,642,000)                                                  21,180,880


New Taiwanese Dollar  (cost: $9,530,000)                                                NT$299,656        8,648


Other assets less liabilities                                                                           134,195

Net assets                                                                                          $21,323,723

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the Board of Directors.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.

ADR = American Depositary Receipts

See Notes to Financial Statements

New Perspective Fund
Financial statements
Statement of assets and liabilities                                                                         unaudited
at March 31, 2003                                         (dollars and shares in thousands, except per-share amounts)

Assets:
 Investment securities at market (cost: $23,364,642)                                                      $21,180,880
 Cash denominated in non-U.S. currencies (cost: $9,530)                                                         8,648
 Receivables for:
  Sales of investments                                                                   $131,405
  Sales of fund's shares                                                                   25,734
  Dividends and interest                                                                   64,372             221,511
                                                                                                           21,411,039
Liabilities:
 Payables for:
  Purchases of investments                                                                 39,296
  Repurchases of fund's shares                                                             30,249
  Investment advisory services                                                              7,426
  Services provided by affiliates                                                           8,012
  Deferred Directors' and Advisory Board compensation                                       1,340
  Other fees and expenses                                                                     993              87,316
Net assets at March 31, 2003                                                                              $21,323,723

Net assets consist of:
 Capital paid in on shares of capital stock                                                               $24,491,223
 Undistributed net investment income                                                                           49,915
 Accumulated net realized loss                                                                             (1,034,135)
 Net unrealized depreciation                                                                               (2,183,280)
Net assets at March 31, 2003                                                                              $21,323,723

Total authorized capital stock - 2,000,000 shares, $0.001 par value

                                                                                           Shares     Net asset value
                                                               Net assets             outstanding        per share (1)
Class A                                                       $19,866,922               1,200,072              $16.55
Class B                                                           622,927                  38,030               16.38
Class C                                                           322,237                  19,714               16.35
Class F                                                           219,697                  13,290               16.53
Class 529-A                                                        84,022                   5,085               16.52
Class 529-B                                                        18,918                   1,151               16.43
Class 529-C                                                        23,391                   1,423               16.44
Class 529-E                                                         4,690                     285               16.48
Class 529-F                                                           321                      19               16.53
Class R-1                                                           1,226                      75               16.43
Class R-2                                                          28,409                   1,728               16.44
Class R-3                                                          55,280                   3,353               16.49
Class R-4                                                          11,378                     689               16.52
Class R-5                                                          64,305                   3,882               16.56

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $17.56 and $17.53, respectively.

See Notes to Financial Statements



Statement of operations                                                                                         unaudited
for the six months ended March 31, 2003                                                             (dollars in thousands)
Investment income:
 Income:
  Dividends (net of non-U.S. withholding tax of $10,800)                                     $159,501
  Interest (net of non-U.S. withholding tax of $16)                                            17,048            $176,549

 Fees and expenses:
  Investment advisory services                                                                 46,198
  Distribution services                                                                        31,769
  Transfer agent services                                                                      16,083
  Administrative services                                                                         889
  Reports to shareholders                                                                         814
  Registration statement and prospectus                                                           396
  Postage, stationery and supplies                                                              2,783
  Directors' and Advisory Board compensation                                                      104
  Auditing and legal                                                                              109
  Custodian                                                                                     2,396
  State and local taxes                                                                           362
  Other                                                                                           102
  Total expenses before reimbursement                                                         102,005
   Reimbursement of expenses                                                                       54             101,951
 Net investment income                                                                                             74,598

Net realized loss and unrealized appreciation on investments and non-U.S. currency:
 Net realized loss on:
  Investments                                                                                (486,386)
  Non-U.S. currency transactions                                                               (1,754)           (488,140)
 Net unrealized appreciation on:
  Investments                                                                                 695,800
  Non-U.S. currency translations                                                                  619             696,419
   Net realized loss and unrealized appreciation on investments and non-U.S. currency                             208,279
Net increase in net assets resulting from operations                                                             $282,877



See Notes to Financial Statements





Statement of changes in net assets                                                                 (dollars in thousands)
                                                                                           Six months          Year ended
                                                                                      ended March 31,       September 30,
                                                                                                2003*                2002
Operations:
 Net investment income                                                                        $74,598            $224,075
 Net realized loss on investments and non-U.S. currency transactions                        (488,140)           (548,101)
 Net unrealized appreciation (depreciation) on investments and non-U.S.
   currency translations                                                                      696,419          (3,737,576)
  Net increase (decrease) in net assets resulting from operations                             282,877          (4,061,602)

Dividends paid to shareholders from net investment income                                   (211,435)           (347,738)

Capital share transactions                                                                  (443,443)            418,923

Total decrease in net assets                                                                (372,001)         (3,990,417)

Net assets:
 Beginning of period                                                                       21,695,724          25,686,141
 End of period (including undistributed net investment income:
   $49,915 and $186,752, respectively)                                                    $21,323,723         $21,695,724

*Unaudited

See Notes to Financial Statements


Notes to financial statements                         unaudited


1.   Organization and significant accounting policies

Organization - New Perspective Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital through investments all over the world, including the United States. It focuses on opportunities generated by changing global trade patterns and economic and political relationships.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%                 None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None          Declines from 5% to zero   Classes B and 529-B convert to
                                               for redemptions within         classes A and 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          Security valuation - Equity securities are valued at the last reported sale price on the broadest and most representative exchange or market on which such securities are traded, as determined by the fund's investment adviser, as of the close of business or, lacking any sales, at the last available bid price. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

          Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          Dividends  and   distributions   to   shareholders   -  Dividends  and
          distributions paid to shareholders are recorded on the ex-dividend date.

          Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

          Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.


2.   Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid.


3.   Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; expenses deferred for tax purposes; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of March 31, 2003, the cost of investment securities and cash denominated in non-U.S. currencies, for federal income tax purposes was $23,373,961,000.

As of March 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                          (dollars in thousands)
Undistributed net investment income and currency gains             $49,501
Accumulated short-term capital losses                             (418,213)
Accumulated long-term capital losses                              (613,469)
Gross unrealized appreciation on investment securities           2,572,081
Gross unrealized depreciation on investment securities          (4,756,514)

Accumulated short-term capital losses above include a capital loss carryforward of $276,746,000 expiring in 2010. The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

                                                Distributions from ordinary income         Distributions from  Total distributions
                                            Net investment income         Short-term  long-term capital gains                 paid
Share class(1)                                 and currency gains      capital gains
Six months ended March 31, 2003
Class A                                                 $ 204,014                  -                        -            $ 204,014
Class B                                                     1,631                  -                        -                1,631
Class C                                                     1,281                  -                        -                1,281
Class F                                                     2,233                  -                        -                2,233
Class 529-A                                                   762                  -                        -                  762
Class 529-B                                                   100                  -                        -                  100
Class 529-C                                                   123                  -                        -                  123
Class 529-E                                                    34                  -                        -                   34
Class 529-F                                                     2                  -                        -                    2
Class R-1                                                       8                  -                        -                    8
Class R-2                                                     123                  -                        -                  123
Class R-3                                                     336                  -                        -                  336
Class R-4                                                      46                  -                        -                   46
Class R-5                                                     742                  -                        -                  742
Total                                                   $ 211,435                  -                        -            $ 211,435

Year ended September 30, 2002
Class A                                                 $ 341,761                  -                        -            $ 341,761
Class B                                                     3,907                  -                        -                3,907
Class C                                                       829                  -                        -                  829
Class F                                                     1,241                  -                        -              $ 1,241
Total                                                   $ 347,738                  -                        -              347,738

(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5
    shares were offered beginning May 15, 2002.


4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

          Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.365% on such assets in excess of $44 billion. For the six months ended March 31, 2003, the investment advisory services fee was equivalent to an annualized rate of 0.402% of average daily net assets.

          Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

               Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

               All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

               For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of March 31, 2003, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

               Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B shares. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

               Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

               Expenses under the agreements described above for the six months ended March 31, 2003, were as follows (dollars in thousands):

---------------------------------------------------------------------------------------------------------------
  Share class     Distribution    Transfer agent                    Administrative services
                    services         services
                                                  -------------------------------------------------------------
                                                         CRMC           Transfer agent      Commonwealth of
                                                    administrative         services             Virginia
                                                       services                              administrative
                                                                                                services
---------------------------------------------------------------------------------------------------------------
    Class A         $26,274          $15,518        Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class B           3,215            565          Not applicable      Not applicable       Not applicable

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class C           1,611          Included            $241                 $98            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class F            276           Included             166                 39             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-A          40            Included             56                   9                  $37
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-B          81            Included             12                   7                    8
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-C         101            Included             15                   7                   10
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-E          9             Included              3                  -*                   2
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-F          -*            Included             -*                   -*                  -*
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-1           4             Included              1                   3             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-2           59            Included             12                  70             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-3           90            Included             27                  25             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-4           9             Included              5                   2             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-5     Not applicable      Included             33                   1             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Total          $31,769          $16,083             $571                $261                 $57
----------------===============================================================================================
* Amount less than one thousand.

Deferred Directors' and Advisory Board compensation - Since the adoption of the deferred compensation plan in 1993, Directors and Advisory Board members who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' and Advisory Board fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and Directors - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.


5.   Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):
Share class(1)                           Sales(2)        Reinvestments of dividends       Repurchases(2)    Net (decrease) increase
                                      Amount   Shares     Amount        Shares           Amount    Shares      Amount    Shares
Six months ended March 31, 2003
Class A                          $ 2,148,697  121,623  $ 192,900        10,741     $ (3,058,338) (174,433) $ (716,741)  (42,069)
Class B                               94,396    5,387      1,579            89          (51,396)   (2,990)     44,579     2,486
Class C                              120,559    6,878      1,227            69          (74,213)   (4,270)     47,573     2,677
Class F                              142,556    8,088      1,970           110         (112,107)   (6,398)     32,419     1,800
Class 529-A                           32,317    1,821        762            43           (1,587)      (92)     31,492     1,772
Class 529-B                            7,728      438        100             6             (243)      (14)      7,585       430
Class 529-C                            9,394      532        123             7             (268)      (15)      9,249       524
Class 529-E                            2,590      146         34             2              (20)       (1)      2,604       147
Class 529-F                              350       19          2            -*               (6)       -*         346        19
Class R-1                              1,227       69          8            -*             (151)       (8)      1,084        61
Class R-2                             31,511    1,796        123             7           (5,087)     (291)     26,547     1,512
Class R-3                             65,112    3,693        336            19          (12,033)     (694)     53,415     3,018
Class R-4                             12,667      710         46             2           (1,205)      (69)     11,508       643
Class R-5                              7,954      446        576            32           (3,633)     (204)      4,897       274
Total net increase
   (decrease) in fund            $ 2,677,058  151,646  $ 199,786        11,127     $ (3,320,287) (189,479) $ (443,443)  (26,706)

Year ended September 30, 2002
Class A                          $ 4,493,172  218,712  $ 321,388        14,962     $ (5,290,086) (262,475) $ (475,526)  (28,801)
Class B                              333,236   16,208      3,775           177          (71,165)   (3,630)    265,846    12,755
Class C                              303,539   14,856        795            37          (43,764)   (2,319)    260,570    12,574
Class F                              249,335   12,111      1,119            52          (73,381)   (3,722)    177,073     8,441
Class 529-A                           68,860    3,350          -             -             (734)      (37)     68,126     3,313
Class 529-B                           14,845      726          -             -             (102)       (5)     14,743       721
Class 529-C                           18,542      907          -             -             (139)       (8)     18,403       899
Class 529-E                            2,793      139          -             -              (11)       (1)      2,782       138
Class 529-F                                1       -*          -             -                -         -           1        -*
Class R-1                                277       15          -             -              (25)       (1)        252        14
Class R-2                              4,587      254          -             -             (678)      (38)      3,909       216
Class R-3                              6,769      382          -             -             (831)      (47)      5,938       335
Class R-4                                896       49          -             -              (56)       (3)        840        46
Class R-5                             78,859    3,755          -             -           (2,893)     (147)     75,966     3,608
Total net increase
   (decrease) in fund            $ 5,575,711  271,464  $ 327,077        15,228     $ (5,483,865) (272,433)  $ 418,923    14,259

* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5
    shares were offered beginning May 15, 2002.
(2) Includes exchanges between share classes of the fund.


6.   Restricted securities

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of March 31, 2003, the total value of restricted securities was $238,703,000, which represents 1.12% of the net assets of the fund.


7.   Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities, of $2,442,547,000 and $3,272,659,000, respectively, during the six months ended March 31, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended March 31, 2003, the custodian fee of $2,396,000 includes $9,000 that was offset by this reduction, rather than paid in cash.

Financial Highlights (1)
                                                             Income (loss) from investment operations(3)
                                                                                        Net
                                                  Net asset                    gains(losses)
                                                     value,           Net     on securities  Total from
                                                  beginning    investment    (both realized  investment
                                                  of period  income (loss)   and unrealized) operations
Class A:
 Six months ended 3/31/2003          (2)             $16.50          $.06              $.16        $.22
 Year ended 9/30/2002                                 19.74           .17             (3.14)      (2.97)
 Year ended 9/30/2001                                 28.66           .34             (5.86)      (5.52)
 Year ended 9/30/2000                                 26.25           .30              4.56        4.86
 Year ended 9/30/1999                                 20.50           .26              7.26        7.52
 Year ended 9/30/1998                                 21.86           .27              (.11)        .16
Class B:
 Six months ended 3/31/2003          (2)              16.28          (.01)              .15         .14
 Year ended 9/30/2002                                 19.53           .02             (3.11)      (3.09)
 Year ended 9/30/2001                                 28.54           .14             (5.80)      (5.66)
 Period from 3/15/2000 to 9/30/2000                   30.11           .08             (1.65)      (1.57)
Class C:
 Six months ended 3/31/2003          (2)              16.27          (.01)              .16         .15
 Year ended 9/30/2002                                 19.50           .03             (3.14)      (3.11)
 Period from 3/15/2001 to 9/30/2001                   22.42          (.01)            (2.83)      (2.84)
Class F:
 Six months ended 3/31/2003          (2)              16.49           .06               .16         .22
 Year ended 9/30/2002                                 19.72           .18             (3.16)      (2.98)
 Period from 3/15/2001 to 9/30/2001                   22.59           .10             (2.87)      (2.77)
Class 529-A:
 Six months ended 3/31/2003          (2)              16.49           .07               .15         .22
 Period from 2/15/2002 to 9/30/2002                   21.05           .11             (4.67)      (4.56)
Class 529-B:
 Six months ended 3/31/2003          (2)              16.41          (.02)              .15         .13
 Period from 2/15/2002 to 9/30/2002                   21.05           .02             (4.66)      (4.64)
Class 529-C:
 Six months ended 3/31/2003          (2)              16.41          (.02)              .16         .14
 Period from 2/15/2002 to 9/30/2002                   21.05           .02             (4.66)      (4.64)
Class 529-E:
 Six months ended 3/31/2003          (2)              16.47           .04               .15         .19
 Period from 3/1/2002 to 9/30/2002                    21.49           .08             (5.10)      (5.02)
Class 529-F:
 Six months ended 3/31/2003          (2)              16.50           .07               .14         .21
 Period from 9/17/2002 to 9/30/2002                   17.65             - (4)         (1.15)      (1.15)
Class R-1:
 Six months ended 3/31/2003          (2)              16.45             - (4)           .15         .15
 Period from 6/17/2002 to 9/30/2002                   20.72           .01             (4.28)      (4.27)
Class R-2:
 Six months ended 3/31/2003          (2)              16.45           .02               .14         .16
 Period from 5/21/2002 to 9/30/2002                   21.95           .02             (5.52)      (5.50)
Class R-3:
 Six months ended 3/31/2003          (2)              16.49           .04               .15         .19
 Period from 6/4/2002 to 9/30/2002                    21.33           .04             (4.88)      (4.84)
Class R-4:
 Six months ended 3/31/2003          (2)              16.50           .07               .15         .22
 Period from 5/28/2002 to 9/30/2002                   21.86           .07             (5.43)      (5.36)
Class R-5:
 Six months ended 3/31/2003          (2)              16.52           .09               .16         .25
 Period from 5/15/2002 to 9/30/2002                   21.91           .09             (5.48)      (5.39)


                                                         Dividends and distributions
                                                  Dividends
                                                  (from net   Distributions           Total   Net asset
                                                 investment   (from capital   dividends and  value, end     Total
                                                     income)          gains)  distributions   of period  return(5)
Class A:
 Six months ended 3/31/2003          (2)              $(.17)             $-           $(.17)     $16.55     1.30%
 Year ended 9/30/2002                                  (.27)              -            (.27)      16.50    (15.36)
 Year ended 9/30/2001                                  (.30)          (3.10)          (3.40)      19.74    (21.47)
 Year ended 9/30/2000                                  (.11)          (2.34)          (2.45)      28.66     18.93
 Year ended 9/30/1999                                  (.20)          (1.57)          (1.77)      26.25     38.43
 Year ended 9/30/1998                                  (.31)          (1.21)          (1.52)      20.50      1.23
Class B:
 Six months ended 3/31/2003          (2)               (.04)              -            (.04)      16.38       .86
 Year ended 9/30/2002                                  (.16)              -            (.16)      16.28    (16.04)
 Year ended 9/30/2001                                  (.25)          (3.10)          (3.35)      19.53    (22.06)
 Period from 3/15/2000 to 9/30/2000                       -               -               -       28.54     (5.21)
Class C:
 Six months ended 3/31/2003          (2)               (.07)              -            (.07)      16.35       .89
 Year ended 9/30/2002                                  (.12)              -            (.12)      16.27    (16.05)
 Period from 3/15/2001 to 9/30/2001                    (.08)              -            (.08)      19.50    (12.78)
Class F:
 Six months ended 3/31/2003          (2)               (.18)              -            (.18)      16.53      1.24
 Year ended 9/30/2002                                  (.25)              -            (.25)      16.49    (15.41)
 Period from 3/15/2001 to 9/30/2001                    (.10)              -            (.10)      19.72    (12.34)
Class 529-A:
 Six months ended 3/31/2003          (2)               (.19)              -            (.19)      16.52      1.29
 Period from 2/15/2002 to 9/30/2002                       -               -               -       16.49    (21.66)
Class 529-B:
 Six months ended 3/31/2003          (2)               (.11)              -            (.11)      16.43       .76
 Period from 2/15/2002 to 9/30/2002                       -               -               -       16.41    (22.04)
Class 529-C:
 Six months ended 3/31/2003          (2)               (.11)              -            (.11)      16.44       .82
 Period from 2/15/2002 to 9/30/2002                       -               -               -       16.41    (22.04)
Class 529-E:
 Six months ended 3/31/2003          (2)               (.18)              -            (.18)      16.48      1.04
 Period from 3/1/2002 to 9/30/2002                        -               -               -       16.47    (23.36)
Class 529-F:
 Six months ended 3/31/2003          (2)               (.18)              -            (.18)      16.53      1.18
 Period from 9/17/2002 to 9/30/2002                       -               -               -       16.50     (6.52)
Class R-1:
 Six months ended 3/31/2003          (2)               (.17)              -            (.17)      16.43       .81
 Period from 6/17/2002 to 9/30/2002                       -               -               -       16.45    (20.61)
Class R-2:
 Six months ended 3/31/2003          (2)               (.17)              -            (.17)      16.44       .84
 Period from 5/21/2002 to 9/30/2002                       -               -               -       16.45    (25.01)
Class R-3:
 Six months ended 3/31/2003          (2)               (.19)              -            (.19)      16.49      1.05
 Period from 6/4/2002 to 9/30/2002                        -               -               -       16.49    (22.69)
Class R-4:
 Six months ended 3/31/2003          (2)               (.20)              -            (.20)      16.52      1.22
 Period from 5/28/2002 to 9/30/2002                       -               -               -       16.50    (24.52)
Class R-5:
 Six months ended 3/31/2003          (2)               (.21)              -            (.21)      16.56      1.39
 Period from 5/15/2002 to 9/30/2002                       -               -               -       16.52    (24.60)


                                                                     Ratio of                 Ratio of
                                                  Net assets,        expenses         net income (loss)
                                                end of period      to average               to average
                                                 (in millions)     net assets               net assets
Class A:
 Six months ended 3/31/2003          (2)              $19,867            .85% (7)          .68% (7)
 Year ended 9/30/2002                                  20,497             .82               .84
 Year ended 9/30/2001                                  25,094             .78              1.40
 Year ended 9/30/2000                                  33,412             .79              1.00
 Year ended 9/30/1999                                  25,752             .77              1.06
 Year ended 9/30/1998                                  17,707             .77              1.27
Class B:
 Six months ended 3/31/2003          (2)                  623            1.64 (7)          (.09)(7)
 Year ended 9/30/2002                                     579            1.60               .11
 Year ended 9/30/2001                                     445            1.57               .60
 Period from 3/15/2000 to 9/30/2000                       260            1.53 (7)           .56 (7)
Class C:
 Six months ended 3/31/2003          (2)                  322            1.68 (7)          (.12)(7)
 Year ended 9/30/2002                                     277            1.64               .14
 Period from 3/15/2001 to 9/30/2001                        87            1.76 (7)          (.06)(7)
Class F:
 Six months ended 3/31/2003          (2)                  220             .89 (7)           .67 (7)
 Year ended 9/30/2002                                     189             .88               .89
 Period from 3/15/2001 to 9/30/2001                        60             .90 (7)           .84 (7)
Class 529-A:
 Six months ended 3/31/2003          (2)                   84             .85 (7)           .75 (7)
 Period from 2/15/2002 to 9/30/2002                        55             .96 (7)           .95 (7)
Class 529-B:
 Six months ended 3/31/2003          (2)                   19            1.80 (7)          (.20)(7)
 Period from 2/15/2002 to 9/30/2002                        12            1.76 (7)           .14 (7)
Class 529-C:
 Six months ended 3/31/2003          (2)                   24            1.78 (7)          (.18)(7)
 Period from 2/15/2002 to 9/30/2002                        15            1.75 (7)           .16 (7)
Class 529-E:
 Six months ended 3/31/2003          (2)                    5            1.24 (7)           .40 (7)
 Period from 3/1/2002 to 9/30/2002                          2            1.21 (7)           .67 (7)
Class 529-F:
 Six months ended 3/31/2003          (2)                    - (6)        1.00 (7)           .78 (7)
 Period from 9/17/2002 to 9/30/2002                         - (6)           - (8)             - (8)
Class R-1:
 Six months ended 3/31/2003          (2)                    1            1.67 (7),(9)       .02 (7)
 Period from 6/17/2002 to 9/30/2002                         - (6)         .47 (9)           .04
Class R-2:
 Six months ended 3/31/2003          (2)                   29            1.63 (7),(9)       .18 (7)
 Period from 5/21/2002 to 9/30/2002                         4             .58 (9)           .11
Class R-3:
 Six months ended 3/31/2003          (2)                   55            1.25 (7),(9)       .49 (7)
 Period from 6/4/2002 to 9/30/2002                          5             .39 (9)           .21
Class R-4:
 Six months ended 3/31/2003          (2)                   11             .89 (7),(9)       .83 (7)
 Period from 5/28/2002 to 9/30/2002                         1             .30 (9)           .36
Class R-5:
 Six months ended 3/31/2003          (2)                   64             .56 (7)           .99 (7)
 Period from 5/15/2002 to 9/30/2002                        60             .20               .46

                                                    Six months ended
                                                           March 31,             Year ended September 30
                                                             2003(2)    2002     2001     2000      1999       1998
Portfolio turnover rate for all classes of shares               12%      26%      32%      34%       29%        30%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Unaudited.
(3) Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(4) Amount less than one cent.
(5) Total returns exclude all sales charges, including contingent deferred sales charges.
(6) Amount less than 1 million.
(7) Annualized.
(8) Amount less than .01 percent.
(9) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 2.26%, 2.27% and 0.92% for classes R-1, R-2 and R-4, respectively, during the six months ended March 31, 2003. The expense ratio for Class R-3 for the six months ended March 31, 2003 was not affected by payments made by CRMC. For the period ended September 30, 2002, expense ratios would have been .91%, .74%,.45% and .41% for classes R-1, R-2, R-3 and R-4 respectively.



OTHER SHARE CLASS RESULTS                                                                                             unaudited

CLASS B, CLASS C, CLASS F AND CLASS 529
Returns for periods ended March 31, 2003:
                                                                                               1 YEAR             LIFE OF CLASS
CLASS B SHARES
Reflecting applicable contingent deferred sales charge
     (CDSC), maximum of 5%, payable only if shares are sold
     within six years of purchase                                                             -28.89%               -15.02%/1/
Not reflecting CDSC                                                                           -25.16%               -14.28%/1/

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                                     -25.90%               -13.77%/2/
Not reflecting CDSC                                                                           -25.15%               -13.77%/2/

CLASS F SHARES/3/
Not reflecting annual asset-based fee charged
     by sponsoring firm                                                                       -24.63%               -13.09%/2/

CLASS 529-A SHARES
Reflecting 5.75% maximum sales charge                                                         -28.92%               -22.83%/4/
Not reflecting maximum sales charge                                                           -24.59%               -18.65%/4/

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%,
     payable only if shares are sold within six years of purchase                             -29.00%               -22.25%/4/
Not reflecting CDSC                                                                           -25.29%               -19.39%/4/

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only
     if shares are sold within one year of purchase                                           -25.98%               -19.34%/4/
Not reflecting CDSC                                                                           -25.24%               -19.34%/4/

CLASS 529-E SHARES/3/
Total return                                                                                  -24.87%               -21.05%/5/

CLASS 529-F SHARES/3/
Total return                                                                                       --                -5.42%/6/

/1/Average annual compound return from March 15, 2000, when Class B shares were first sold.
/2/Average annual compound return from March 15, 2001, when Class C and Class F shares were first sold.
/3/These shares are sold without any initial or contingent deferred sales charge.
/4/Average annual compound return from February 15, 2002, when Class 529-A, Class 529-B and Class 529-C shares were first sold.
/5/Average annual compound return from March 1, 2002, when Class 529-E shares were first sold.
/6/From September 17, 2002, when Class 529-F shares were first sold.


RESULTS OF MEETING OF SHAREHOLDERS                                   unaudited
Held March 13, 2003 (adjourned session April 23, 2003)

Shares outstanding (all classes) on record date
     (December 27, 2002)                                1,311,377,151
Shares present on March 13, 2003 (proposals 1 and 3)      823,066,053  (62.8%)
Shares present on April 23, 2003 (proposals 2a and 2b)    656,250,280  (50.1%)


PROPOSAL 1: ELECTION OF DIRECTORS

                                                             Percent of                             Percent of
                                                               shares             Votes               shares
Director                                Votes for            voting for         withheld             withheld
Elisabeth Allison                         811,141,007           98.6%              11,925,046          1.4%
Vanessa C.L. Chang                        810,921,156           98.5               12,144,897          1.5
Gina H. Despres                           811,211,075           98.6               11,854,978          1.4
Robert A. Fox                             810,325,117           98.5               12,740,936          1.5
Paul G. Haaga, Jr.                        810,707,062           98.5               12,358,991          1.5
Jae H. Hyun                               810,508,839           98.5               12,557,214          1.5
Gregg E. Ireland                          811,283,637           98.6               11,782,416          1.4
Koichi Itoh                               810,989,057           98.5               12,076,996          1.5
William H. Kling                          810,764,286           98.5               12,301,767          1.5
John G. McDonald                          809,828,663           98.4               13,237,390          1.6
William I. Miller                         811,306,480           98.6               11,759,573          1.4
Kirk P. Pendleton                         810,740,744           98.5               12,325,309          1.5
Rozanne L. Ridgway                        809,975,018           98.4               13,091,035          1.6
Walter P. Stern                           810,389,769           98.5               12,676,284          1.5

PROPOSAL 2: APPROVAL OF THE REVISION OF CERTAIN OF THE FUND'S FUNDAMENTAL INVESTMENT POLICIES

a) Revise policy regarding lending activities
b) Revise policy regarding borrowing and senior securities

PROPOSAL 3: RATIFICATION OF ACCOUNTANTS

                                           Percent of                          Percent of                          Percent of
                                             shares             Votes         shares voting                          shares
                           Votes for       voting for          against           against          Abstentions      abstaining

Proposal      2a             441,129,208       85.3%            36,176,402         7.0%             39,729,698        7.7%
              2b             440,050,339       85.1             37,399,379         7.2              39,585,590        7.7
Proposal      3              801,600,990       97.4              7,339,545         0.9              14,125,518        1.7

(Broker non-votes on proposals 2a and 2b  = 139,214,972 shares)

[logo - American Funds(R)]

The right choice for the long termSM

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Kirkpatrick & Lockhart LLP
Four Embarcadero Center
San Francisco, CA 94111-4121

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-3405

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in New Perspective Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.78% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares were subject to annual expenses 0.82% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annual expenses (by 0.06%) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of New Perspective Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2003, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. NPF-013-0503
Litho in USA DD/GRS/6164

Printed on recycled paper